Trade and other payables, deposits received and accrued expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Trade And Other Payables Deposits Received And Accrued Expenses [Abstract]
Trade and other payables, deposits received and accrued expenses

18 Trade and other payables, deposits received and accrued expenses

	As of December 31,	As of June 30,
	2024	2025
	RMB’000	RMB’000
Trade payables	20,713	47,117
Government grants received with conditions*	184,542	187,242
Accrued payroll and social insurance	96,593	76,510
Payables for professional services	27,134	33,970
Taxes payable and others	89,486	33,126
Total other payables, deposits received and accrued expenses	397,755	330,848
Trade and other payables, deposits received and accrued expenses measured at amortized cost	418,468	377,965
*	The current portion of government grants received with conditions mainly represent the grants received with certain requirements of operation performance and tax contribution in a specified region.

As of June 30, 2025, all of the balances of trade and other payables are expected to be settled or recognized as income within one year or are repayable on demand. The credit period granted by the suppliers is generally between 30 to 60 days.

26 Trade and other payables, deposits received and accrued expenses

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Trade payables	16,962	20,713
Government grants received with conditions*	176,426	184,542
Accrued payroll and social insurance	55,818	96,593
Payables for professional services	4,470	27,134
Taxes payable and others	34,592	89,486
Total other payables, deposits received and accrued expenses	271,306	397,755
Trade and other payables, deposits received and accrued expenses measured at amortized cost	288,268	418,468
*	The current portion of government grants received with conditions mainly represent the grants received with certain requirements of operation performance and tax contribution in a specified region.

Aging analysis

The aging analysis of trade payables based on the invoice date, is as follows:

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Within 1 year	16,962	20,713

As of December 31, 2023 and 2024, all of the balances of trade and other payables are expected to be settled or recognized as income within one year or are repayable on demand. The credit period granted by the suppliers is generally between 30 to 60 days.

Information about the Group’s exposure to currency and liquidity risks is included in Note 31.